Loans, Financings and Debentures - Summary of Contracts With Covenants Linked to Financial Index (Detail) - Cemig GT [member]	12 Months Ended
Dec. 31, 2018
Net debt/ (Ebitda plus Dividends received) [member] | Top of range [member]
Disclosure of contracts with covenants linked to financial indices [line items]
Ratio requirement - Issuer	3.30%
Ratio requirement - Cemig (guarantor)	2.50%
Net debt/ (Ebitda plus Dividends received) [member] | Top of range [member] | 2019 [member]
Disclosure of contracts with covenants linked to financial indices [line items]
Transaction	7th Debenture Issue Cemig GT
Ratio	Net debt / (Ebitda + Dividends received)
Ratio requirement - Issuer	5.00%
Ratio requirement - Cemig (guarantor)	4.25%
Timing requirement	Half-yearly and annual
Net debt/ (Ebitda plus Dividends received) [member] | Top of range [member] | Later than one year [member]
Disclosure of contracts with covenants linked to financial indices [line items]
Ratio requirement - Issuer	4.50%
Ratio requirement - Cemig (guarantor)	3.50%
Net debt/ (Ebitda plus Dividends received) [member] | Top of range [member] | 2021 [member]
Disclosure of contracts with covenants linked to financial indices [line items]
Ratio requirement - Issuer	3.00%
Ratio requirement - Cemig (guarantor)	3.00%
Net debt/ (Ebitda plus Dividends received) [member] | Top of range [member] | 2022 [member]
Disclosure of contracts with covenants linked to financial indices [line items]
Ratio requirement - Issuer	2.50%
Ratio requirement - Cemig (guarantor)	2.50%
Net debt/ (Ebitda plus Dividends received) [member] | Top of range [member] | Maturity on June thirty two thousand eighteen 4 [member]
Disclosure of contracts with covenants linked to financial indices [line items]
Ratio requirement - Issuer	7.50%
Ratio requirement - Cemig (guarantor)	4.25%
Timing requirement	Half-yearly and annual
Net debt/ (Ebitda plus Dividends received) [member] | Top of range [member] | Maturity on December thirty one two thousand eighteen2 [member]
Disclosure of contracts with covenants linked to financial indices [line items]
Ratio requirement - Issuer	4.50%
Net debt/ (Ebitda plus Dividends received) [member] | Top of range [member] | Maturity on June thirty two thousand nineteen3 [member]
Disclosure of contracts with covenants linked to financial indices [line items]
Ratio requirement - Issuer	3.80%
Ratio requirement - Cemig (guarantor)	4.25%
Net debt/ (Ebitda plus Dividends received) [member] | Top of range [member] | Maturity on December thirty one two thousand nineteen 3 [member]
Disclosure of contracts with covenants linked to financial indices [line items]
Ratio requirement - Issuer	3.80%
Ratio requirement - Cemig (guarantor)	3.50%
Net debt/ (Ebitda plus Dividends received) [member] | Top of range [member] | Maturity on June thirty two thousand twenty2 [member]
Disclosure of contracts with covenants linked to financial indices [line items]
Ratio requirement - Issuer	3.30%
Ratio requirement - Cemig (guarantor)	3.50%
Net debt/ (Ebitda plus Dividends received) [member] | Top of range [member] | Maturity on December thirty one two thousand twenty3 [member]
Disclosure of contracts with covenants linked to financial indices [line items]
Ratio requirement - Issuer	3.30%
Ratio requirement - Cemig (guarantor)	3.00%
Net debt/ (Ebitda plus Dividends received) [member] | Top of range [member] | Maturity on June thirty two thousand twenty one2 [member]
Disclosure of contracts with covenants linked to financial indices [line items]
Ratio requirement - Issuer	3.30%
Ratio requirement - Cemig (guarantor)	3.00%
Net debt/ (Ebitda plus Dividends received) [member] | Bottom of range [member] | Maturity on June thirty two thousand eighteen 5 [member]
Disclosure of contracts with covenants linked to financial indices [line items]
Ratio requirement - Issuer	0.60%
Ratio requirement - Cemig (guarantor)	0.60%
Net debt/ Ebitda adjusted for the Covenant [member] | Top of range [member] | Maturity on June thirty two thousand eighteen 3 [member]
Disclosure of contracts with covenants linked to financial indices [line items]
Ratio	Net debt / Ebitda adjusted for the Covenant
Ratio requirement - Issuer	5.50%
Ratio requirement - Cemig (guarantor)	5.00%
Timing requirement	Half-yearly and annual
Net debt/ Ebitda adjusted for the Covenant [member] | Top of range [member] | Maturity on December thirty one two thousand eighteen 3 [member]
Disclosure of contracts with covenants linked to financial indices [line items]
Ratio requirement - Issuer	5.00%
Ratio requirement - Cemig (guarantor)	4.25%
Net debt/ Ebitda adjusted for the Covenant [member] | Top of range [member] | Maturity on June thirty two thousand nineteen2 [member]
Disclosure of contracts with covenants linked to financial indices [line items]
Ratio requirement - Issuer	5.00%
Ratio requirement - Cemig (guarantor)	4.25%
Net debt/ Ebitda adjusted for the Covenant [member] | Top of range [member] | Maturity on December thirty one two thousand nineteen 2 [member]
Disclosure of contracts with covenants linked to financial indices [line items]
Ratio requirement - Issuer	4.50%
Ratio requirement - Cemig (guarantor)	3.50%
Net debt/ Ebitda adjusted for the Covenant [member] | Top of range [member] | Maturity on June thirty two thousand twenty3 [member]
Disclosure of contracts with covenants linked to financial indices [line items]
Ratio requirement - Issuer	4.50%
Ratio requirement - Cemig (guarantor)	3.50%
Net debt/ Ebitda adjusted for the Covenant [member] | Top of range [member] | Maturity on December thirty one two thousand twenty2 [member]
Disclosure of contracts with covenants linked to financial indices [line items]
Ratio requirement - Issuer	3.00%
Ratio requirement - Cemig (guarantor)	3.00%
Net debt/ Ebitda adjusted for the Covenant [member] | Top of range [member] | Maturity on June thirty two thousand twenty one [member]
Disclosure of contracts with covenants linked to financial indices [line items]
Ratio requirement - Issuer	3.00%
Ratio requirement - Cemig (guarantor)	3.00%
Net debt/ Ebitda adjusted for the Covenant [member] | Top of range [member] | Maturity on December thirty one two thousand twenty one [member]
Disclosure of contracts with covenants linked to financial indices [line items]
Ratio requirement - Issuer	2.50%
Ratio requirement - Cemig (guarantor)	4.50%
Overall indebtedness (Total liabilities/Total assets) [member] | Top of range [member]
Disclosure of contracts with covenants linked to financial indices [line items]
Ratio requirement - Issuer	0.60%
Timing requirement	Annual
Ebitda / Debt servicing [member] | Bottom of range [member]
Disclosure of contracts with covenants linked to financial indices [line items]
Ratio requirement - Issuer	1.30%
Timing requirement	Annual
Ebitda / Net finance income (expenses) [member] | Bottom of range [member]
Disclosure of contracts with covenants linked to financial indices [line items]
Ratio requirement - Issuer	2.50%
Timing requirement	Annual
Net debt / Ebitda [member] | Bottom of range [member]
Disclosure of contracts with covenants linked to financial indices [line items]
Ratio requirement - Issuer	2.50%
Timing requirement	Annual
Debt servicing coverage index [member] | Bottom of range [member]
Disclosure of contracts with covenants linked to financial indices [line items]
Ratio	Debt servicing coverage index
Ratio required - Parajuru and Volta do Rio	1.20%
Timing requirement	Annual (during amortization)
Equity / Total liabilities [member] | Bottom of range [member] | Parajuru and Volta do Rio [member]
Disclosure of contracts with covenants linked to financial indices [line items]
Timing requirement	Permanent assets
Equity / Total liabilities [member] | Bottom of range [member] | Parajuru [member]
Disclosure of contracts with covenants linked to financial indices [line items]
Ratio	Equity / Total liabilities
Ratio required - Parajuru and Volta do Rio	20.61%
Timing requirement	Permanent assets
Equity / Total liabilities [member] | Bottom of range [member] | Volta do Rio [member]
Disclosure of contracts with covenants linked to financial indices [line items]
Ratio required - Parajuru and Volta do Rio	20.63%
Share capital subscribed in investee / Total investments made in the project financed [member] | Bottom of range [member] | Parajuru and Volta do Rio [member]
Disclosure of contracts with covenants linked to financial indices [line items]
Timing requirement	Permanent assets
Share capital subscribed in investee / Total investments made in the project financed [member] | Bottom of range [member] | Parajuru [member]
Disclosure of contracts with covenants linked to financial indices [line items]
Ratio	Share capital subscribed in investee / Total investments made in the project financed
Ratio required - Parajuru and Volta do Rio	20.61%
Timing requirement	Always a
Share capital subscribed in investee / Total investments made in the project financed [member] | Bottom of range [member] | Volta do Rio [member]
Disclosure of contracts with covenants linked to financial indices [line items]
Ratio required - Parajuru and Volta do Rio	20.63%